Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension costs	CAD 177	CAD 174
Pension costs charged to operations	81	81
Pension costs capitalized	CAD 96	CAD 93